Amount Due from/(to) Related Parties	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Amount Due from/(to) Related Parties [Abstract]
AMOUNT DUE FROM/(TO) RELATED PARTIES
13	AMOUNT DUE FROM/(TO) RELATED PARTIES

	As of December 31, 2024 (Audited)	As of June 30, 2025 (Unaudited)	As of June 30, 2025 (Unaudited)
	RM	RM	Convenience Translation USD
Trade
Amount due from Solar Bina Engineering Sdn. Bhd.	24,727	24,727	5,870
Amount due from RL Sunseap Energy Sdn. Bhd.	1,387,771	—	—
Amount due from Reservoir Link Renewable Sdn. Bhd.	390,000	3,840,451	911,680
Amount due from RL Sigma Engineering Sdn. Bhd.	—	697,677	165,620
	1,802,498	4,562,855	1,083,171
Non-trade
Amount due from Solar Bina Engineering Sdn. Bhd.	400,000	1,600,000	379,822
Amount due from Reservoir Link Energy Bhd.	217,995	217,995	51,750
	617,995	1,817,995	431,572

Amount due from related parties	2,420,493	6,380,850	1,514,742

Non-trade
Amount due to Reservoir Link Energy Bhd.	1,514,762	1,790,337	425,006
Amount due to Reservoir Link Sdn. Bhd.	258,804	258,804	61,438
Amount due to Reservoir Link Holdings Sdn. Bhd.	—	600,000	142,433
Amount due to Mr. Lee Seng Chi	394,500	465,045	110,396
Amount due to related parties	2,168,066	3,114,186	739,273

Both amount due to and from related parties is repayable on demand. Other than amount due to and from related parties that is trade nature, amount due to and from related parties is subject to interest rate of BLR + 1.5% per annum.

Material Transactions with Related Parties

Name of Related Party	Relationship to Us
Solar Bina Engineering Sdn. Bhd.	An entity where Chief Executive Officer and Director Mr. Lee Seng Chi is a common director.
Reservoir Link Energy Bhd.	Our largest shareholder.
Reservoir Link Holdings Sdn. Bhd.	A corporate shareholder of Reservoir Link Energy Bhd.
Reservoir Link Sdn. Bhd.	An entity controlled by Reservoir Link Energy Bhd.
Reservoir Link Renewable Sdn. Bhd.	An entity controlled by Reservoir Link Energy Bhd.
RL Sigma Engineering Sdn. Bhd.	An entity controlled by Reservoir Link Energy Bhd.
Lee Seng Chi	Our Chief Executive Officer and Director
RL Sunseap Energy Sdn. Bhd.	Related company with Reservoir Link Energy Bhd.
	For the six months ended
	June 30, 2024	June 30, 2025	June 30, 2025
	RM	RM	Convenience Translation USD

Revenue from Solar Bina Engineering Sdn. Bhd.	74,034	—	—
Revenue from Reservoir Link Energy Bhd.	138,170	—	—
Revenue from RL Sunseap Energy Sdn. Bhd.	1,000,483	4,360,439	1,035,119
Revenue from Reservoir Link Renewable Sdn. Bhd.	(145,493)	7,368,513	1,749,202
Revenue from RL Sigma Engineering Sdn. Bhd.	—	2,940,468	698,034
Total revenue from related parties	1,067,194	14,669,420	3,482,355

Purchases from Reservoir Link Renewable Sdn. Bhd.	1,799	386,972	91,863

Expenses charged to Reservoir Link Energy Bhd.	50,188	—	—

Expenses charged by Reservoir Link Energy Bhd.	56,441	216,352	51,360

Rental payment to Mr. Lee Seng Chi	75,000	156,000	37,033

Finance cost charged by Reservoir Link Energy Bhd.	90,097	59,223	14,059
Finance cost charged by Reservoir Link Sdn. Bhd.	(26,583)	—	—
	63,514	59,223	14,059

Advances to Solar Bina Engineering Sdn. Bhd.	—	1,500,000	356,083

The related party transactions derived from the sales of renewable energy contracting services, project management fees, back charge of expenses, management fees, legal and professional fee, rental expenses, interest expenses on advances, and advances provided.

The revenue from related parties consists of sales of renewable energy and contracting services. The Group was appointed as the contractor to provide engineering, procurement, construction and commissioning works for related parties, primarily for commercial and industrial rooftop solar photovoltaic facilities.

The purchases relate to the consultancy fees for project management services provided by Reservoir Link Renewable Sdn. Bhd. for commercial and industrial rooftop solar photovoltaic facilities.

The expenses charged to Reservoir Link Energy Bhd. include back charge of expenses while the expenses charged by Reservoir Link Energy Bhd. include a one-off legal and professional fee reimbursement related to the Initial Public Offering exercise and management fees.

The Group also incurs rental expenses payable to Mr. Lee Seng Chi amounting to RM26,000 per month for the lease of the Group’s principal office.

The finance cost charged by related parties consists of interest expenses on funds advanced to the Group.

In addition, advances were provided to Solar Bina Engineering Sdn. Bhd. for its short-term working capital needs, which are expected to be settled in due course.

11	AMOUNT DUE FROM/(TO) RELATED PARTIES

	As of December 31, 2023	As of December 31, 2024	As of December 31, 2024
	RM	RM	Convenience Translation USD
Trade
Amount due from Solar Bina Engineering Sdn. Bhd.	1,119,848	24,727	5,525
Amount due from RL Sunseap Energy Sdn. Bhd.	256,256	1,387,771	310,082
Amount due from Reservoir Link Renewable Sdn. Bhd.	1,699,923	390,000	87,141
	3,076,027	1,802,498	402,748
Non-trade
Amount due from Solar Bina Engineering Sdn. Bhd.	-	400,000	89,375
Amount due from Reservoir Link Energy Bhd.	131,131	217,995	48,709
	131,131	617,995	138,084

Amount due from related parties	3,207,158	2,420,493	540,832

Non-trade
Amount due to Reservoir Link Energy Bhd.	2,474,525	1,514,762	338,456
Amount due to Reservoir Link Sdn. Bhd.	285,388	258,804	57,827
Amount due to Mr. Lee Seng Chi	—	394,500	88,147
Amount due to related parties	2,759,913	2,168,066	484,430

Both amount due to and from related parties on an on-demand basis. Other than amount due to and from related parties that is trade nature, amount due to and from related parties subject to interest rate of BLR + 1.5% per annum.

Material Transactions with Related Parties

Name of Related Party	Relationship to Us
Solar Bina Engineering Sdn. Bhd.	An entity controlled by our Chief Executive Officer and Director Mr. Lee Seng Chi
Reservoir Link Energy Bhd.	Our largest shareholder
Reservoir Link Sdn. Bhd.	An entity controlled by Reservoir Link Energy Bhd.
Reservoir Link Renewable Sdn. Bhd.	An entity controlled by Reservoir Link Energy Bhd.
Lee Seng Chi	Our Chief Executive Officer and Director
RL Sunseap Energy Sdn. Bhd.	Related company with Reservoir Link Energy Bhd.
	As of December 31, 2022	As of December 31, 2023	As of December 31, 2024	As of December 31, 2024
	RM	RM	RM	Convenience Translation USD

Revenue from Solar Bina Engineering Sdn. Bhd.	4,411,489	1,697,072	73,938	16,521
Revenue from Reservoir Link Energy Bhd.	—	—	138,170	30,873
Revenue from RL Sunseap Energy Sdn. Bhd.	4,050,456	2,033,049	2,629,089	587,440
Revenue from Reservoir Link Renewable Sdn. Bhd.	—	1,040,060	3,053,327	682,231
Total revenue from related parties	8,461,945	4,770,181	5,894,524	1,317,065

Purchases from Reservoir Link Renewable Sdn. Bhd.	—	—	2,667	596
Purchases from Solar Bina Engineering Sdn. Bhd.	826	—	—	—
	826	—	2,667	596

Expenses charged to Reservoir Link Energy Bhd.	71,352	93,310	86,864	19,409

Expenses charged by Reservoir Link Energy Bhd.	98,757	102,109	113,063	25,263
Expenses charged by Reservoir Link Sdn. Bhd.	75,035	—	—	—
Expenses charged by Solar Bina Engineering Sdn. Bhd.	—	—	2,356	526
Expenses charged by related parties	173,792	102,109	115,419	25,789

Rental payment to Mr. Lee Seng Chi	102,000	126,000	217,500	48,598

Finance cost charged by Reservoir Link Energy Bhd.	105,060	185,515	177,174	39,588
Finance cost charged by Reservoir Link Sdn. Bhd.	77,473	132,817	(26,583)	(5,940)
Finance cost charged by related parties	182,533	318,332	150,591	33,648

Advances from Reservoir Link Energy Bhd.	2,000,000	—	2,000,000	446,877
Advances from Solar Bina Engineering Sdn. Bhd.	—	—	400,000	89,375
	2,000,000	—	2,400,000	536,252

The related party transactions mainly derived from the sales of renewable energy services, recharge of expenses, rental expenses, interest expenses on advances and management fees.

The recharge of expenses, interest expenses and management fees charged by Reservoir Link Energy Bhd. and Reservoir Link Sdn. Bhd. represent expenses paid on behalf of the Group and interest expense on funds advanced to the Group.

In the fiscal year 2023, the significant related party transaction with Solar Bina Engineering Sdn. Bhd. was due to a contract secured through Solar Bina Engineering Sdn. Bhd. for the supply of mounting structure, where the customer was unable to novate the contract from Solar Bina Engineering Sdn. Bhd. to the Group.

For the fiscal year 2024, the significant related party transactions with RL Sunseap Energy Sdn. Bhd. and Reservoir Link Renewable Sdn. Bhd. resulted from several contracts secured through solar investors, RL Sunseap Energy Sdn. Bhd. and Reservoir Link Renewable Sdn. Bhd.. The Group was appointed as the contractor to provide engineering, procurement, construction and commissioning works for rooftop solar photovoltaic facilities.